UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%
	Shares	Value

AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Cl B	150,000	$16,215,000

BANKS — 10.0%
BB&T	445,000	16,407,150
Citigroup	250,000	10,952,500
Citizens Financial Group	500,000	11,165,000
Wells Fargo	350,000	16,789,500

		55,314,150

BEVERAGES — 2.9%
Coca-Cola	370,000	16,143,100

BIOTECHNOLOGY — 3.1%
Biogen *	60,000	17,395,800

CONSUMER FINANCE — 7.7%
American Express	165,000	10,635,900
Capital One Financial	240,000	16,099,200
Synchrony Financial	570,000	15,891,600

		42,626,700

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Verizon Communications	200,000	11,082,000

ENERGY EQUIPMENT & SERVICES — 2.3%
Baker Hughes	272,272	13,022,769

FOOD & STAPLES RETAILING — 3.0%
CVS Health	180,000	16,689,600

HEALTH CARE PROVIDER & SERVICES — 6.9%
Aetna	90,000	10,368,900
McKesson	90,000	17,510,400
Universal Health Services, Cl B	82,000	10,621,460

		38,500,760

HOTELS, RESTAURANTS & LEISURE — 3.0%
MGM Resorts International *	700,000	16,786,000

INSURANCE — 6.8%
MetLife	350,000	14,959,000
Willis Towers Watson	85,000	10,507,700
XL Group	350,000	12,113,500

		37,580,200

INTERNET SOFTWARE & SERVICES — 5.9%
Alphabet, Cl A *	20,000	15,826,800
eBay *	550,000	17,138,000

		32,964,800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

IT SERVICES — 2.1%
Amdocs	200,000	$11,672,000

LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies	240,000	11,546,400

MULTI-LINE RETAIL — 3.1%
Target	225,000	16,949,250

OIL, GAS & CONSUMABLE FUELS — 8.1%
EOG Resources	200,000	16,340,000
Occidental Petroleum	160,000	11,956,800
Royal Dutch Shell ADR, Cl A	325,000	16,831,750

		45,128,550

PHARMACEUTICALS — 3.0%
AstraZeneca ADR	490,000	16,728,600

PROFESSIONAL SERVICES — 2.1%
ManpowerGroup	164,000	11,381,600

ROAD & RAIL — 4.6%
CSX	440,000	12,465,200
Norfolk Southern	145,000	13,018,100

		25,483,300

SEMI-CONDUCTORS & INSTRUMENTS — 3.4%
QUALCOMM	300,000	18,774,000

SOFTWARE — 5.1%
Oracle	425,000	17,442,000
Symantec	525,000	10,725,750

		28,167,750

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.4%
HP	940,000	13,169,400

TOTAL COMMON STOCK (Cost $442,663,482)		513,321,729

SHORT-TERM INVESTMENT (A) — 5.1%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $28,182,671)	28,182,671	28,182,671

TOTAL INVESTMENTS— 97.6% (Cost $470,846,153)†		$541,504,400

Percentages are based on Net Assets of $554,798,232.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $470,846,153, and the unrealized appreciation and depreciation were $77,717,624 and $(7,059,377), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value

AIR FREIGHT & LOGISTICS — 2.7%
Expeditors International of Washington	18,700	$924,341

AUTOMOBILES — 2.9%
Harley-Davidson	18,150	960,498

BANKS — 13.5%
BankUnited	27,630	829,453
East West Bancorp	27,130	928,389
PacWest Bancorp	23,610	976,273
Umpqua Holdings	58,880	896,742
Zions Bancorporation	32,580	908,330

		4,539,187

CHEMICALS — 2.8%
Scotts Miracle-Gro, Cl A	12,710	937,362

CONSUMER FINANCE — 2.5%
Air Lease, Cl A	29,280	843,557

DISTRIBUTORS — 2.8%
LKQ *	27,860	958,105

ELECTRONIC EQUIPMENT — 2.7%
VeriFone Systems *	47,160	903,586

FOOD & STAPLES RETAILING — 2.6%
Whole Foods Market	28,270	861,670

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
ResMed	13,250	912,660

HEALTH CARE PROVIDER & SERVICES — 1.3%
Premier, Cl A *	13,200	431,640

HOUSEHOLD DURABLES — 2.6%
Harman International Industries	10,720	885,901

INSURANCE — 8.0%
Endurance Specialty Holdings	12,750	862,283
Reinsurance Group of America, Cl A	9,170	910,122
XL Group	27,150	939,662

		2,712,067

INTERNET SOFTWARE & SERVICES — 2.8%
IAC *	16,150	936,054

IT SERVICES — 8.2%
Amdocs	15,310	893,492

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

IT SERVICES — continued
Booz Allen Hamilton Holding, Cl A	29,550	$912,504
MAXIMUS	16,510	972,769

		2,778,765

LIFE SCIENCES TOOLS & SERVICES — 2.7%
PerkinElmer	16,160	919,827

MACHINERY — 2.5%
Wabtec	12,070	826,795

MEDIA — 2.7%
News, Cl A	71,260	924,242

OIL, GAS & CONSUMABLE FUELS — 2.7%
Cimarex Energy	7,600	912,152

PROFESSIONAL SERVICES — 7.9%
Dun & Bradstreet	7,090	916,382
ManpowerGroup	12,830	890,402
Robert Half International	23,440	856,498

		2,663,282

REAL ESTATE INVESTMENT TRUSTS — 5.7%
Colony Starwood Homes	28,680	939,557
MGM Growth Properties, Cl A	35,800	970,538

		1,910,095

SEMI-CONDUCTORS & INSTRUMENTS — 9.8%
First Solar *	16,480	769,286
Maxim Integrated Products	23,050	939,979
Microsemi *	23,500	916,500
Synaptics *	13,100	680,545

		3,306,310

SOFTWARE — 3.1%
PTC *	26,710	1,061,188

THRIFTS & MORTGAGE FINANCE — 2.5%
New York Community Bancorp	57,960	837,522

TOTAL COMMON STOCK (Cost $30,797,957)		32,946,806

SHORT-TERM INVESTMENT (A) — 3.5%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $1,191,291)	1,191,291	1,191,291

TOTAL INVESTMENTS — 101.2% (Cost $31,989,248)†		$34,138,097

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2016 (Unaudited)

Percentages are based on Net Assets of $33,738,803.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2016.

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $31,989,248, and the unrealized appreciation and depreciation were $3,854,133 and $(1,705,284), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK —96.0%
	Shares	Value

BANKS — 8.4%
BBCN Bancorp	998,000	$15,339,260
Hilltop Holdings *	709,000	15,442,020
TCF Financial	1,050,000	14,269,500
Umpqua Holdings	1,102,000	16,783,460

		61,834,240

BUILDING PRODUCTS — 2.2%
BMC Stock Holdings *	814,000	16,564,900

CHEMICALS — 4.1%
Cabot	335,000	16,311,150
Calgon Carbon	1,010,000	13,938,000

		30,249,150

COMMERCIAL SERVICES & SUPPLIES — 4.6%
Brink’s	512,000	16,803,840
Interface, Cl A	943,000	16,841,980

		33,645,820

CONSTRUCTION & ENGINEERING — 1.9%
KBR	985,000	13,809,700

CONSUMER FINANCE — 4.3%
Air Lease, Cl A	500,000	14,405,000
Telephone & Data Systems	556,000	17,508,440

		31,913,440

DISTRIBUTORS — 2.2%
Beacon Roofing Supply *	348,000	16,362,960

DIVERSIFIED CONSUMER SERVICES — 2.4%
Sotheby’s *	539,000	17,458,210

ELECTRICAL EQUIPMENT — 6.3%
EnerSys	238,000	14,839,300
Generac Holdings *	427,000	16,136,330
Regal-Beloit	251,000	15,313,510

		46,289,140

ELECTRONIC EQUIPMENT — 1.9%
VeriFone Systems *	725,000	13,891,000

FOOD PRODUCTS — 2.3%
United Natural Foods *	338,000	16,893,240

HEALTH CARE PROVIDER & SERVICES — 3.5%
Magellan Health *	255,000	17,459,850
Molina Healthcare *	149,625	8,500,197

		25,960,047

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE TECHNOLOGY — 1.8%
Quality Systems *	1,060,000	$13,016,800

HOTELS, RESTAURANTS & LEISURE — 2.2%
Brinker International	343,000	16,169,020

HOUSEHOLD PRODUCTS — 2.1%
Energizer Holdings	304,000	15,665,120

INSURANCE — 4.5%
ProAssurance	312,000	16,117,920
Third Point Reinsurance *	1,371,000	17,260,890

		33,378,810

IT SERVICES — 4.5%
Cardtronics *	385,000	16,936,150
Science Applications International	269,000	16,344,440

		33,280,590

MARINE — 2.0%
Kirby *	273,000	14,875,770

MEDIA — 2.0%
Cable One	28,800	15,087,744

OIL, GAS & CONSUMABLE FUELS — 2.0%
RSP Permian *	406,000	14,595,700

PAPER & FOREST PRODUCTS — 2.4%
Schweitzer-Mauduit International	470,905	17,804,918

PROFESSIONAL SERVICES — 2.0%
CEB	247,000	14,829,880

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Colony Starwood Homes	481,000	15,757,560

SEMI-CONDUCTORS & INSTRUMENTS — 8.6%
Lattice Semiconductor *	2,539,000	15,259,390
Microsemi *	492,000	19,188,000
Rambus *	1,296,000	17,521,920
Synaptics *	226,000	11,740,700

		63,710,010

SPECIALTY RETAIL — 8.8%
CST Brands	324,000	14,489,280
DSW, Cl A	730,000	17,709,800
Group 1 Automotive	261,000	16,265,520
Penske Automotive Group	414,000	16,402,680

		64,867,280

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.3%
Diebold	592,000	$16,718,080

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Wolverine World Wide	647,000	15,845,030

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Aircastle	815,000	18,109,300

TOTAL COMMON STOCK (Cost $639,520,512)		708,583,459

SHORT-TERM INVESTMENT (A) —4.3%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $32,007,843)	32,007,843	32,007,843

TOTAL INVESTMENTS— 100.3% (Cost $671,528,355)†		$740,591,302

Percentages are based on Net Assets of $738,579,813.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2016.

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $671,528,355, and the unrealized appreciation and depreciation were $98,611,499 and $(29,548,552), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.3%
	Shares	Value

CHINA — 2.3%
China Mobile ADR	1,070,000	$66,436,300

DENMARK — 2.2%
Carlsberg, Cl B	663,000	65,836,998

FRANCE — 11.8%
Atos	716,000	70,194,822
Orange	3,433,000	52,555,516
Societe Generale	1,255,000	42,881,213
Total ADR	1,237,879	59,541,980
Unibail-Rodamco REIT	219,100	60,309,159
Vivendi	2,949,000	57,990,679

		343,473,369

GERMANY — 8.4%
Deutsche Post	1,994,000	59,513,402
E.ON	5,583,000	59,884,972
Fresenius Medical Care & KGaA	651,000	59,520,000
Infineon Technologies	4,005,000	66,283,478

		245,201,852

HONG KONG — 2.1%
CK Hutchison Holdings	5,218,000	61,056,373

ITALY — 2.8%
Intesa Sanpaolo	36,804,000	81,077,864

JAPAN — 15.1%
Astellas Pharma	2,481,980	41,691,258
Mazda Motor	3,999,000	60,383,983
Mitsubishi Estate	3,117,000	58,669,005
Murata Manufacturing	444,000	55,562,277
Otsuka Holdings	1,146,000	54,725,316
Secom	705,000	53,374,591
Seiko Epson	3,647,000	65,264,166
Suntory Beverage & Food	1,190,000	51,961,263

		441,631,859

NETHERLANDS — 15.0%
Aegon	11,113,000	45,309,475
AerCap Holdings *	1,643,000	59,985,930
Gemalto	954,000	62,910,126
Koninklijke DSM	1,069,000	68,449,471
Koninklijke KPN	15,271,000	50,257,258
Koninklijke Philips	2,244,000	59,898,552
Royal Dutch Shell ADR, Cl A	1,757,000	90,995,030

		437,805,842

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SINGAPORE — 2.0%
DBS Group Holdings	5,143,000	$59,007,989

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria ADR	7,937,000	46,352,080

SWEDEN — 1.6%
Telefonaktiebolaget LM Ericsson ADR	6,154,000	45,970,380

SWITZERLAND — 8.8%
Adecco Group	1,098,000	60,441,409
Julius Baer Group	1,213,000	49,928,232
Novartis ADR	781,000	65,026,060
Roche Holding	324,000	82,973,770

		258,369,471

UNITED KINGDOM — 16.5%
AstraZeneca	1,297,000	86,928,171
HSBC Holdings ADR	1,637,000	53,611,750
IHS Markit *	1,719,000	59,718,060
National Grid	5,949,000	85,540,867
Smith & Nephew ADR	1,591,000	52,964,390
Vodafone Group ADR	2,791,000	86,241,900
WPP	2,470,000	55,684,697

		480,689,835

UNITED STATES — 2.1%
Schlumberger Ltd.	771,000	62,080,920

TOTAL COMMON STOCK (Cost $2,634,791,883)		2,694,991,132

SHORT-TERM INVESTMENT (A) — 7.7%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $223,108,948)	223,108,948	223,108,948

TOTAL INVESTMENTS — 100.0% (Cost $2,857,900,831)†		$2,918,100,080

Percentages are based on Net Assets of $2,919,501,314.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2016 (Unaudited)

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $2,857,900,831, and the unrealized appreciation and depreciation were $165,037,442 and $(104,838,193), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%
	Shares	Value

ARGENTINA — 4.5%
Adecoagro *	2,835	$31,072
Telecom Argentina ADR	1,664	31,466

		62,538

AUSTRIA — 4.3%
Schoeller-Bleckmann Oilfield Equipment	490	30,049
Telekom Austria *	4,880	28,726

		58,775

BELGIUM — 2.4%
Ontex Group	935	33,777

CHINA — 1.8%
Greatview Aseptic Packaging	48,000	24,866

FRANCE — 9.5%
Eurazeo	510	32,605
Ipsen	522	34,061
Naturex *	342	28,683
Remy Cointreau	405	35,425

		130,774

GERMANY — 6.7%
Aurubis	630	32,731
GFK	792	30,369
HUGO BOSS	485	28,772

		91,872

IRELAND — 2.1%
ICON *	380	29,515

ITALY — 5.1%
ACEA	2,090	29,098
Azimut Holding	1,125	17,688
Piaggio	12,800	23,460

		70,246

JAPAN — 29.2%
Bic Camera	3,600	32,106
Citizen Holdings	5,200	28,110
CyberAgent	480	27,212
DeNA *	1,050	27,130
Disco	300	31,087
Don Quijote Holdings	900	35,610
GS Yuasa	8,000	33,019
Kenedix Office Investment REIT	5	31,224
Sapporo Holdings	1,200	33,663
Sumitomo Osaka Cement	8,000	38,406
T Hasegawa	1,900	34,446
Trend Micro ADR	705	25,387

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Ube Industries	14,000	$24,726

		402,126

LUXEMBOURG — 2.5%
L’Occitane International	16,750	34,968

NETHERLANDS — 2.1%
Wereldhave	585	28,313

NEW ZEALAND — 2.2%
Air New Zealand	18,998	30,280

SPAIN — 1.9%
Distribuidora Internacional de Alimentacion	4,305	26,868

SWEDEN — 1.9%
Com Hem Holding	3,031	25,965

TAIWAN — 2.0%
Chicony Electronics	11,055	27,323

UNITED KINGDOM — 18.2%
Britvic	2,845	23,608
BTG *	3,519	31,163
Daily Mail & General Trust	3,116	29,705
Henderson Group	7,815	23,969
ICAP	4,874	28,797
LivaNova *	550	28,627
Playtech	2,575	29,727
Spire Healthcare Group (A)	5,945	25,487
Tate & Lyle	3,125	29,998

		251,081

TOTAL COMMON STOCK (Cost $1,258,712)		1,329,287

SHORT-TERM INVESTMENT (B) — 1.3%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $17,487)	17,487	17,487

TOTAL INVESTMENTS — 97.7% (Cost $1,276,199)†		$1,346,774

Percentages are based on Net Assets of $1,378,415.

*  Non-income producing security.

(A)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)  The rate shown is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2016 (Unaudited)

REIT — Real Estate Investment Trust

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,276,199, and the unrealized appreciation and depreciation were $130,950 and $(60,375), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.4%
	Shares	Value

AIR FREIGHT & LOGISTICS — 3.7%
Deutsche Post ADR	6,179	$184,134
United Parcel Service, Cl B	1,585	171,339

		355,473

AUTOMOBILES — 1.9%
Mazda Motor ADR	24,555	181,216

BANKS — 7.0%
Banco Bilbao Vizcaya Argentaria ADR	21,053	122,949
Citigroup	4,000	175,240
Citizens Financial Group	8,615	192,373
HSBC Holdings ADR	5,335	174,721

		665,283

BEVERAGES — 5.8%
Carlsberg ADR, Cl B	10,440	207,025
Coca-Cola	4,200	183,246
Suntory Beverage & Food ADR	7,390	160,068

		550,339

BIOTECHNOLOGY — 1.9%
Biogen *	615	178,307

CAPITAL MARKETS — 1.8%
Julius Baer Group Ltd. ADR	20,703	169,661

CHEMICALS — 2.5%
Koninklijke DSM ADR	14,625	233,269

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Secom ADR	9,547	178,815

COMMUNICATIONS EQUIPMENT — 1.6%
Telefonaktiebolaget LM Ericsson ADR	20,695	154,592

CONSUMER FINANCE — 5.2%
AerCap Holdings *	5,126	187,150
Capital One Financial	1,948	130,672
Synchrony Financial	6,280	175,086

		492,908

ENERGY EQUIPMENT & SERVICES — 1.9%
Schlumberger Ltd.	2,180	175,534

FOOD & STAPLES RETAILING — 3.6%
CVS Health	1,620	150,207
Whole Foods Market	6,134	186,964

		337,171

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Smith & Nephew ADR	5,584	185,892

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE PROVIDER & SERVICES — 6.1%
Fresenius Medical Care & KGaA ADR	4,065	$185,567
McKesson	1,028	200,008
Universal Health Services, Cl B	1,475	191,057

		576,632

HOTELS, RESTAURANTS & LEISURE — 2.2%
MGM Resorts International *	8,615	206,588

INDUSTRIAL CONGLOMERATES — 2.2%
Koninklijke Philips	7,696	204,406

INSURANCE — 1.5%
Aegon	35,994	147,215

INTERNET SOFTWARE & SERVICES — 4.0%
Alphabet, Cl A *	245	193,878
eBay *	6,075	189,297

		383,175

LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies	4,899	235,691

MEDIA — 3.6%
Vivendi ADR	9,179	180,092
WPP ADR	1,488	166,760

		346,852

MULTI-LINE RETAIL — 2.0%
Target	2,474	186,366

MULTI-UTILITIES — 1.9%
National Grid ADR	2,431	176,126

OIL, GAS & CONSUMABLE FUELS — 5.8%
EOG Resources	2,174	177,616
Occidental Petroleum	2,442	182,490
Royal Dutch Shell ADR, Cl A	3,624	187,687

		547,793

PHARMACEUTICALS — 1.4%
Astellas Pharma ADR	8,205	136,736

PROFESSIONAL SERVICES — 2.1%
IHS Markit *	5,775	200,624

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Unibail-Rodamco ADR	6,796	186,686

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Mitsubishi Estate ADR	8,390	156,222

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ROAD & RAIL — 2.1%
CSX	7,055	$199,868

SEMI-CONDUCTORS & INSTRUMENTS — 1.7%
QUALCOMM	2,640	165,211

SOFTWARE — 4.1%
Gemalto ADR	5,543	182,919
Oracle	4,975	204,174

		387,093

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
China Mobile ADR	2,960	183,786
Vodafone Group ADR	5,748	177,613

		361,399

TOTAL COMMON STOCK (Cost $8,246,264)		8,663,143

SHORT-TERM INVESTMENT (A) — 7.8%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $742,530)	742,530	742,530

TOTAL INVESTMENTS — 99.2% (Cost $8,988,794)†		$9,405,673

Percentages are based on Net Assets of $9,477,484.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $8,988,794, and the unrealized appreciation and depreciation were $652,009 and $(235,130), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.3%
	Shares	Value
AUTOMOBILES — 3.8%
Mazda Motor	300,000	$4,529,931

BANKS — 3.8%
Citizens Financial Group	200,000	4,466,000

BIOTECHNOLOGY — 4.9%
Biogen *	20,000	5,798,600

CONSUMER FINANCE — 14.2%
AerCap Holdings *	200,000	7,302,000
Capital One Financial	60,000	4,024,800
Synchrony Financial	200,000	5,576,000

		16,902,800

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Telekom Austria *	630,000	3,708,493

ELECTRONIC EQUIPMENT — 6.5%
VeriFone Systems *	400,000	7,664,000

ENERGY EQUIPMENT & SERVICES — 4.4%
Baker Hughes	110,000	5,261,300

HOTELS, RESTAURANTS & LEISURE — 4.4%
MGM Resorts International *	220,000	5,275,600

HOUSEHOLD DURABLES — 3.8%
Harman International Industries	55,000	4,545,200

INTERNET SOFTWARE & SERVICES — 5.2%
eBay *	200,000	6,232,000

MULTI-LINE RETAIL — 1.6%
Target	25,000	1,883,250

OIL, GAS & CONSUMABLE FUELS — 2.4%
Royal Dutch Shell ADR, Cl A	55,000	2,848,450

PHARMACEUTICALS — 2.9%
AstraZeneca ADR	100,000	3,414,000

SEMI-CONDUCTORS & INSTRUMENTS — 14.3%
Lattice Semiconductor *	500,000	3,005,000
QUALCOMM	100,000	6,258,000
Synaptics *	150,000	7,792,500

		17,055,500

SOFTWARE — 7.2%
Gemalto	80,000	5,275,482

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Number of Warrants/ Contracts	Value
SOFTWARE — continued
Playtech	282,700	$3,263,598

		8,539,080

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 4.8%
Diebold	200,000	5,648,000

TOTAL COMMON STOCK (Cost $104,128,377)		103,772,204

WARRANT — 0.9%
Capital One Financial, Expires: 11/14/2018* (Cost $1,082,322)	40,000	1,098,400

SHORT-TERM INVESTMENT (A) — 8.6%
SEI Daily Income Trust Government Fund, Cl A, 0.150% (Cost $10,262,762)	10,262,762	10,262,762

TOTAL INVESTMENTS — 96.8% (Cost $115,473,461)†		$115,133,366

PURCHASED EQUITY OPTIONS†† *(B) — 4.1%
BIOTECHNOLOGY — 1.6%
Biogen Call, Expires: 01/20/2017, Strike Price: $200.00	200	1,880,000

PHARMACEUTICALS — 0.9%
AstraZeneca Call, Expires: 01/20/2017, Strike Price: $25.00	1,500	1,035,000

SEMI-CONDUCTORS & INSTRUMENTS — 1.6%
QUALCOMM Call, Expires: 01/19/2018, Strike Price: $40.00	900	1,926,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $4,163,460)		$4,841,000

††	For the period ended July 31, 2016, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $118,938,392.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2016.

(B)  All of the purchased equity options are exchange traded, unless noted otherwise.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED EQUITY FUND
JULY 31, 2016 (Unaudited)

Equity Swaps held by the Fund at July 31, 2016, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Target	Goldman Sachs	07/12/2017	(1 Month LIBOR plus 0.50%)	35,000	$2,401,565	$231,931
Royal Dutch Shell ADR, Cl A	Goldman Sachs	07/20/2017	(1 Month LIBOR plus 0.50%)	30,000	1,544,556	7,626
ProShares Ultra S&P 500 ETF	Goldman Sachs	11/28/2016- 03/03/2017	1 Month LIBOR plus 4.67%	(500,000)	(29,216,218)	(7,086,891)

						$(6,847,334)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

For the period ended July 31, 2016, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$103,772,204	$—	$—	$103,772,204
Warrant	1,098,400	—	—	1,098,400
Short-Term Investment	10,262,762	—	—	10,262,762
Purchased Equity Options	4,841,000	—	—	4,841,000
Equity Swaps — Assets‡	—	239,557	—	239,557

Total Assets	$119,974,366	$239,557	$—	$120,213,923

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities‡	$—	$7,086,891	$—	$7,086,891

Total Liabilities	$—	$7,086,891	$—	$7,086,891

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund held no Level 3 securities.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $115,473,461, and the unrealized appreciation and depreciation were $8,686,734 and $(9,026,829), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016